SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2022 CAD ($) $ / shares shares	Apr. 08, 2022 CAD ($)	Apr. 02, 2022 CAD ($) $ / shares	Apr. 20, 2021 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares $ / shares	Jun. 30, 2021 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares issued					2,665,404		2,665,404
Proceeds from exercise of warrants | $									$ 12,580,314
Number of warrants exercised							9,186,012
Share capital issued through exercise of warrants									13,080,314
Proceeds from private placements | $	$ 10,136,640	$ 10,000,320	$ 5,000,000	$ 1,989,760
Par value per share | $ / shares	$ 0.48		$ 0.48	$ 0.24
Issuance of subscription receipts units	21,118,000
Proceeds from exercise of warrants and options | $							$ 380,000	$ 670,000
Proceeds from exercise of options | $									$ 112,000
Number of stock option exercised									500,000	0
Warrants exercised										0
Issuance of private placement units				8,290,665
Expected dividend as percentage, share options granted								0.00%
Risk free interest rate, share options granted								0.93%
Expected volatility, share options granted								127.83%
Exercise price of warrant | $ / shares					$ 9.00		$ 9.00
Share based payment expense | $								$ 837,000
Increase (Decrease) through expiry of options and warrants, equity | $							61,676	97,953
Share capital for exercised warrants options | $							138,662	244,357
Share-based payments | $							$ 0	$ 837,444
Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted							0
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Period of options granted								5 years	5 years
Number of stock option granted								3,185,000	8,178,972
Stock options exercisable price per share | $ / shares						$ 0.32		$ 0.32
Share based payment expense | $								$ 837,444	$ 2,530,706
Weighted average fair value of options granted | $ / shares									$ 0.31
Stock Option Plan [Member] | Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock option exercised									3,185,000
Stock options exercisable price per share | $ / shares									$ 0.32
Stock Option Plan [Member] | Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock option exercised									4,993,972
Stock options exercisable price per share | $ / shares									$ 0.40
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of beneficially owns, issued and outstanding							10.00%
Period of options granted							10 years
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued | $					464,493		$ 464,493
Agents [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued | $					$ 30,735		$ 30,735
Non Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Expected life							1 year 6 months
Expected dividend as percentage, share options granted							0.00%
Risk free interest rate, share options granted							0.29%
Expected volatility, share options granted							132.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					133,870,031	124,449,332	133,870,031	124,449,332	131,204,627	109,833,648
Proceeds from exercise of warrants | $							$ 379,563	$ 669,547
Number of warrants exercised							2,665,404	6,325,019
Share capital issued through exercise of warrants							2,665,404	6,325,019
Number of shares outstanding					133,870,031	124,449,332	133,870,031	124,449,332	131,204,627	109,833,648
Proceeds from exercise of warrants and options | $									$ 1,641,675
Share based payment expense | $
Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants description				Each unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant (“Warrant”) of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days
Finder Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants description				the Company has paid eligible finders (the “Finders”): (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $65,830, and (ii) a number of common share purchase warrants (the “Finder Warrants”) equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 274,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one common share of the Company for a period of twenty-four (24) months following its issuance date, at an exercise price of $0.35
Series 1 Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Authorized capital					100,000,000		100,000,000
Series 1 Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					590,931	590,931	590,931	590,931